Annual Total Returns - Fidelity Series International Credit Fund [BarChart] - 12.31 Fidelity Series International Credit Fund PRO-06 - Fidelity Series International Credit Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Jul. 25, 2017
Fidelity Series International Credit Fund
Bar Chart Table:
Annual Return 2018	(1.04%)
Annual Return 2019	13.85%
Annual Return 2020	8.33%